Segment information - Additional information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) customer segment	Dec. 31, 2023 EUR (€) customer	Dec. 31, 2022 EUR (€) customer
Segment information
Number of reportable segments | segment	3
Number Of Customers With Sales Larger than 10% | customer	1	1	1
Revenue	€ 266,765	€ 256,127	€ 232,023
Belgium
Segment information
Revenue	6,564	8,265	7,407
Customer one with sales greater than 10% | Medical Segment
Segment information
Revenue	€ 50,500	€ 39,868	€ 31,338